Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid (as calculated in accordance with Item 402(v) of Regulation S-K) to our Principal Executive Officer(s) (PEO(s)), and on an average basis, our other Non-Executive Officers (NEOs) or non-PEO NEOs in each case, as determined under SEC rules and certain financial performance measures.

The following table shows the total compensation for our PEO(s) and non-PEO NEOs for the fiscal years 2022 through 2024 as set forth in the Summary Compensation Table, the “compensation actually paid” to our PEO(s), and on an average basis, our other non-PEO NEOs (in each case, as determined under SEC rules), our TSR and our net income.

Fiscal Year	Summary Compensation Table Total for PEO 1 (Dunbar) [1,3]	Compensation Actually Paid to PEO 1 (Dunbar)[4]	Summary Compensation Total for PEO 2 (Mendelsohn) [1,3]	Compensation Actually Paid to PEO 2 (Mendelsohn) [5]	Average Summary Compensation Table Total for non-PEO NEOs [2,3]	Average Compensation Actually Paid to non-PEO NEOs[5]	Value of Initial Fixed $100 Investment Based on Total Shareholder Return[6]	Net Income
2024	$0	$0	$1,084,200	$915,162	$770,400	$686,961	$28.02	($23,486,000)
2023	$0	$0	$1,044,621	$954,818	$693,517	$676,591	$24.64	($25,652,000)
2022	$382,153	$379,269	$312,014	$292,957	$321,605	$70,736	$20.52	($13,889,000)

1.	Adam Mendelsohn served as our PEO for the entirety of fiscal years 2024 and 2023, and for the portion of fiscal year 2022 following our Merger. Scott Dunbar served as PEO in fiscal year 2022 until the Merger.

2.	The Company’s non-PEO NEOs (the “Reported NEOs”) for the indicated fiscal years were as follows:

●	2024: Truc Le and Lisa Porter
●	2023: Truc Le and Lisa Porter
●	2022: Truc Le and Brigid Makes

3.	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO(s) and (ii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs in the indicated year for such years.

4.	Amounts reported in these columns represent the compensation actually paid to our PEO(s) for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted pursuant to Item 402(v) of Regulation S-K. For 2024, the compensation actually paid to Dr. Mendelsohn was based on this total compensation reported in the 2024 Summary Compensation Table and adjusted as shown in the table below:

PEO: Adam Mendelsohn
Fiscal Year	2024
SCT Total	$1,084,200
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($461,000)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$281,363
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,982)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$12,580
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends and Earnings paid on stock or options in 2024 prior to vesting date	$0
Compensation Actually Paid	$915,162

Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

5.	Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted pursuant to Item 402(v) of Regulation S-K. For 2024, the compensation actually paid to the Reported NEOs was based on the average total compensation for such NEOs reported in the 2024 Summary Compensation Table and adjusted as shown in the table below:

Fiscal Year	AVG REPORTED NEOs 2024
SCT Total	$770,400
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($276,600)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$168,818
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$5,778
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$18,565
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends and Earnings paid on stock or options in 2024 prior to vesting date	$0
Compensation Actually Paid	$686,961

Please see footnote 1 for the Reported NEOs included in the average for each indicated fiscal year.

Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

6.	Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on August 31, 2022 using the closing stock price on that date, the date the combined new entity of Vivani Medical first traded. Historic stock price performance is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote [Text Block]

1.	Adam Mendelsohn served as our PEO for the entirety of fiscal years 2024 and 2023, and for the portion of fiscal year 2022 following our Merger. Scott Dunbar served as PEO in fiscal year 2022 until the Merger.

2.	The Company’s non-PEO NEOs (the “Reported NEOs”) for the indicated fiscal years were as follows:

●	2024: Truc Le and Lisa Porter
●	2023: Truc Le and Lisa Porter
●	2022: Truc Le and Brigid Makes

PEO Total Compensation Amount		$ 1,084,200
PEO Actually Paid Compensation Amount		$ 915,162
Adjustment To PEO Compensation, Footnote

PEO: Adam Mendelsohn
Fiscal Year	2024
SCT Total	$1,084,200
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($461,000)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$281,363
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,982)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$12,580
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends and Earnings paid on stock or options in 2024 prior to vesting date	$0
Compensation Actually Paid	$915,162

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 770,400	$ 693,517	$ 321,605
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 686,961	676,591	70,736
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	AVG REPORTED NEOs 2024
SCT Total	$770,400
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($276,600)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$168,818
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$5,778
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$18,565
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends and Earnings paid on stock or options in 2024 prior to vesting date	$0
Compensation Actually Paid	$686,961

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[4]	$ 28.02	24.64	20.52
Net Income (Loss) Attributable to Parent		$ 23,486,000	25,652,000	13,889,000
Additional 402(v) Disclosure		As required by Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid (as calculated in accordance with Item 402(v) of Regulation S-K) to our Principal Executive Officer(s) (PEO(s)), and on an average basis, our other Non-Executive Officers (NEOs) or non-PEO NEOs in each case, as determined under SEC rules and certain financial performance measures.
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (461,000)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		281,363
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,982)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,580
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(276,600)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		168,818
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,778
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,565
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Peo One [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[5]	0	0	382,153
PEO Actually Paid Compensation Amount	[6]	0	0	379,269
Peo Two [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	1,084,200	1,044,621	312,014
PEO Actually Paid Compensation Amount	[2]	$ 915,162	$ 954,818	$ 292,957
Adam Mendelsohn [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Adam Mendelsohn	Adam Mendelsohn
Merger. Scott Dunbar [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Merger. Scott Dunbar

[1]	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO(s) and (ii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs in the indicated year for such years.
[2]	The Company’s non-PEO NEOs (the “Reported NEOs”) for the indicated fiscal years were as follows:
[3]	Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted pursuant to Item 402(v) of Regulation S-K. For 2024, the compensation actually paid to the Reported NEOs was based on the average total compensation for such NEOs reported in the 2024 Summary Compensation Table and adjusted as shown in the table below:
[4]	Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on August 31, 2022 using the closing stock price on that date, the date the combined new entity of Vivani Medical first traded. Historic stock price performance is not necessarily indicative of future stock price performance.
[5]	Adam Mendelsohn served as our PEO for the entirety of fiscal years 2024 and 2023, and for the portion of fiscal year 2022 following our Merger. Scott Dunbar served as PEO in fiscal year 2022 until the Merger.
[6]	Amounts reported in these columns represent the compensation actually paid to our PEO(s) for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted pursuant to Item 402(v) of Regulation S-K. For 2024, the compensation actually paid to Dr. Mendelsohn was based on this total compensation reported in the 2024 Summary Compensation Table and adjusted as shown in the table below: